Commitments - Summary of Future Minimum Lease Payments Payable Under Noncancellable Operating Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	$ 299.2
Short-term and low value lease payments	3.3
Leases not commenced but committed	24.7
Purchase obligations	85.2
Total minimum lease payments	412.4
Less than 1 Year
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	50.1
Short-term and low value lease payments	2.2
Leases not commenced but committed	0.6
Purchase obligations	51.6
Total minimum lease payments	104.5
1 to 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	78.6
Short-term and low value lease payments	0.9
Leases not commenced but committed	4.3
Purchase obligations	33.0
Total minimum lease payments	116.8
After 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	170.5
Short-term and low value lease payments	0.2
Leases not commenced but committed	19.8
Purchase obligations	0.6
Total minimum lease payments	$ 191.1